Rate Matters - East Companies (Details) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 23, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / MWD $ / MWh MW	Dec. 31, 2014 USD ($)
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets			$ 5,140.3	$ 4,263.7
Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets			1,154.2	857.9
Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets			804.3	536.2
Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets			1,113.0	$ 1,318.9
Kentucky 2014 Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Net Increase in Rates			70.0
Recommended Net Increase in Rates as Proposed in Stipulation Agreement			45.0
Recommended Increase in Rider Rates as Proposed in Stipulation Agreement			68.0
Recommended Decrease in Annual Base Rates as Proposed in Stipulation Agreement			23.0
Amount of Storm Costs Recommended for Recovery as Proposed in Stipulation Agreement			12.0
Amount of Off-System Sales Margins Included in the Annual Base Rates as Proposed in Stipulation Agreement			$ 15.0
Percentage of Off-System Sales Margins Above the Amount in Base Rates to be Shared with Customers as Proposed in Stipulation Agreement			75.00%
Percentage of Off-System Sales Margins Above the Amount in Base Rates to be Retained by KPCo as Proposed in Stipulation Agreement			25.00%
Approved Net Revenue Increase			$ 45.0
Amount of IGCC and Carbon Capture Costs Approved for Recovery			$ 2.0
Recovery Period of Approved IGCC and Carbon Capture Costs			25 years
Kentucky Fuel Adjustment Clause Review [Member]
Public Utilities, General Disclosures [Line Items]
Amount of Regulatory Disallowance Resulting from a Commission Order			$ 36.0
Ohio Electric Security Plan Filing [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return On Equity			10.20%
PUCO-ordered Fixed Price per MW Day for Customers Who Switch During ESP Period | $ / MWD			188.88
Reliability Pricing Model Rate per MW Day in Effect through May 2014 | $ / MWD			34
Reliability Pricing Model Rate per MW Day in Effect from June 2014 through May 2015 | $ / MWD			150
Retail Stability Rider through May 2014 ($ Per MWh) | $ / MWh			3.50
Retail Stability Rider for the Period June 2014 through May 2015 ($ per MWh) | $ / MWh			4.00
Amount of Retail Stability Rider Applied to the Deferred Capacity Costs ($ per MWh) | $ / MWh			1.00
Retail Stability Rider Rate to be Continued Until Capacity Deferral Balance is Collected as Ordered by the PUCO ($ per MWh) | $ / MWh			4.00
Deferred Capacity Costs Recovery Period as Ordered by PUCO (in months)			32 months
Annual Retail Share of Fixed Fuel Costs			$ 90.0
Return on Equity Proposed in PPA Stipulation Agreement			10.38%
Solar Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW			400
Wind Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW			500
Percentage of Output to be Received from Solar and Wind Projects as Proposed in Stipulation Agreement			100.00%
Maximum Ownership Percentage of Solar and Wind Projects as Proposed in Stipulation Agreement			50.00%
Future Commitment to Support the Development of a Large Solar Farm			$ 20.0
Ohio Electric Security Plan Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return On Equity			10.20%
PUCO-ordered Fixed Price per MW Day for Customers Who Switch During ESP Period | $ / MWD			188.88
Reliability Pricing Model Rate per MW Day in Effect through May 2014 | $ / MWD			34
Reliability Pricing Model Rate per MW Day in Effect from June 2014 through May 2015 | $ / MWD			150
Retail Stability Rider through May 2014 ($ Per MWh) | $ / MWh			3.50
Retail Stability Rider for the Period June 2014 through May 2015 ($ per MWh) | $ / MWh			4.00
Amount of Retail Stability Rider Applied to the Deferred Capacity Costs ($ per MWh) | $ / MWh			1.00
Retail Stability Rider Rate to be Continued Until Capacity Deferral Balance is Collected as Ordered by the PUCO ($ per MWh) | $ / MWh			4.00
Deferred Capacity Costs Recovery Period as Ordered by PUCO (in months)			32 months
Annual Retail Share of Fixed Fuel Costs			$ 90.0
Return on Equity Proposed in PPA Stipulation Agreement			10.38%
Solar Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW			400
Wind Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW			500
Percentage of Output to be Received from Solar and Wind Projects as Proposed in Stipulation Agreement			100.00%
Maximum Ownership Percentage of Solar and Wind Projects as Proposed in Stipulation Agreement			50.00%
Future Commitment to Support the Development of a Large Solar Farm			$ 20.0
Ohio Fuel Adjustment Clause Audit - 2009 [Member]
Public Utilities, General Disclosures [Line Items]
2008 Coal Contract Settlement Proceeds to be Applied to Deferred Fuel Balance as Originally Ordered by the PUCO			65.0
Net Favorable Fuel Adjustment Recorded in 2012 Based on Fuel Adjustment Clause Audit Rehearing			30.0
Ohio Fuel Adjustment Clause Audit - 2009 [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
2008 Coal Contract Settlement Proceeds to be Applied to Deferred Fuel Balance as Originally Ordered by the PUCO			65.0
Net Favorable Fuel Adjustment Recorded in 2012 Based on Fuel Adjustment Clause Audit Rehearing			30.0
Special Rate Mechanism For Ormet [Member]
Public Utilities, General Disclosures [Line Items]
Amount of Foregone Revenues to be Collected Through the Economic Development Rider as Approved in the Economic Development Rider Filing			39.0
Remaining Ormet Deferral Allowed to be Requested Upon PUCO Adoption of Ormet Stipulation Agreement			10.0
Remaining Ormet Deferral Approved for Recovery			10.0
Deferred Fuel Adjustment Clause Related to Ormet Interim Arrangement as of September 2009			64.0
Unrecognized Equity Carrying Costs Related to Ormet Interim Arrangement as of September 2009			2.0
Special Rate Mechanism For Ormet [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Amount of Foregone Revenues to be Collected Through the Economic Development Rider as Approved in the Economic Development Rider Filing			39.0
Remaining Ormet Deferral Allowed to be Requested Upon PUCO Adoption of Ormet Stipulation Agreement			10.0
Remaining Ormet Deferral Approved for Recovery			10.0
Deferred Fuel Adjustment Clause Related to Ormet Interim Arrangement as of September 2009			64.0
Unrecognized Equity Carrying Costs Related to Ormet Interim Arrangement as of September 2009			2.0
Transmission Distribution and Storage System Improvement Charge (TDSIC) [Member]
Public Utilities, General Disclosures [Line Items]
Estimated Cost of Capital Improvements and Associated Operation and Maintenance Expenses			787.0
Transmission Distribution and Storage System Improvement Charge (TDSIC) [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Estimated Cost of Capital Improvements and Associated Operation and Maintenance Expenses			787.0
West Virginia Base Rate Case - 2014 [Member]
Public Utilities, General Disclosures [Line Items]
Approved Base Rate Increase			$ 99.0
Approved Return On Equity			9.75%
Amount of Annual Delayed Customer Billing to Residential Customers			$ 25.0
Approved Annual Vegetation Management Rider			45.0
Approved Recovery of Previously Recorded Regulatory Assets			89.0
West Virginia Base Rate Case - 2014 [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Approved Base Rate Increase			$ 85.0
Approved Return On Equity			9.75%
Amount of Annual Delayed Customer Billing to Residential Customers			$ 22.0
Approved Annual Vegetation Management Rider			38.0
Approved Recovery of Previously Recorded Regulatory Assets			77.0
Virginia Regulatory Asset Proceeding - 2015 [Member]
Public Utilities, General Disclosures [Line Items]
Amounts of Regulatory Assets Under Review in Separate Proceeding			10.0
Virginia Regulatory Asset Proceeding - 2015 [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Amounts of Regulatory Assets Under Review in Separate Proceeding			10.0
Deferred Capacity Costs [Member] | Ohio Electric Security Plan Filing [Member]
Public Utilities, General Disclosures [Line Items]
Capacity Deferral Balance as of May 2015 Subject to Audit by the PUCO			444.0
Noncurrent Regulatory Assets			359.0
Amount of Deferred Capacity Costs Collected from Customers			222.0
Deferred Capacity Costs [Member] | Ohio Electric Security Plan Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Capacity Deferral Balance as of May 2015 Subject to Audit by the PUCO			444.0
Noncurrent Regulatory Assets			359.0
Amount of Deferred Capacity Costs Collected from Customers			222.0
Subsequent Event [Member] | Kingsport Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Base Rate Increase		$ 12.0
Requested Return on Equity		10.66%
Subsequent Event [Member] | West Virginia Base Rate Case - 2014 [Member]
Public Utilities, General Disclosures [Line Items]
Amount Of Recovery Requested Related To Delayed Billing Including Carrying Charges	$ 29.0
Subsequent Event [Member] | West Virginia Base Rate Case - 2014 [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Amount Of Recovery Requested Related To Delayed Billing Including Carrying Charges	$ 26.0
Big Sandy Plant, Unit 2 [Member]
Public Utilities, General Disclosures [Line Items]
Amount Reclassified as Regulatory Assets Upon Retirement of the Plant			$ 194.0
Amortization Period of Approved Regulatory Assets Related to Plant Retirement			25 years
Tanners Creek Plant, Units 1-4 [Member]
Public Utilities, General Disclosures [Line Items]
Amount Reclassified as Regulatory Assets Upon Retirement of the Plant			$ 265.0
Amortization Period of Approved Regulatory Assets Related to Plant Retirement			29 years
Amount Reclassified as Regulatory Assets Upon Plant Retirement Currently Not Being Amortized			$ 38.0
Tanners Creek Plant, Units 1-4 [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Amount Reclassified as Regulatory Assets Upon Retirement of the Plant			$ 265.0
Amortization Period of Approved Regulatory Assets Related to Plant Retirement			29 years
Amount Reclassified as Regulatory Assets Upon Plant Retirement Currently Not Being Amortized			$ 38.0